ACQUISITIONS - Hotels (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2017 CNY (¥)	Dec. 31, 2014 CNY (¥)
Acquisitions
Goodwill	$ 348,087	¥ 171,504	¥ 108,344	¥ 2,264,758	¥ 64,654
Minimum
Acquisitions
Amortization period of property and equipment	5 years	5 years	5 years
Maximum
Acquisitions
Amortization period of property and equipment	10 years	10 years	10 years
One hotel chain and two individual hotels acquired in 2015
Acquisitions
Current assets			¥ 3,382
Property and equipment			74,222
Deferred tax assets			515
Goodwill			46,135
Other noncurrent assets			663
Current liabilities			(22,864)
Deferred tax liabilities			(11,146)
Noncontrolling interest			(8,264)
Total			127,226
One hotel chain and two individual hotels acquired in 2015 | Favorable lease agreements
Acquisitions
Intangible assets			41,283
One hotel chain and two individual hotels acquired in 2015 | Franchise agreement
Acquisitions
Intangible assets			¥ 3,300
One hotel chain and two individual hotels acquired in 2015 | Hotel chain
Acquisitions
Number of acquisitions | item			1
Number of hotels | item			13
One hotel chain and two individual hotels acquired in 2015 | Individual hotel
Acquisitions
Number of acquisitions | item			2
Two individual hotels acquired in 2016
Acquisitions
Current assets		¥ 5,330
Property and equipment		28,412
Current liabilities		(34,495)
Deferred tax liabilities		(1,251)
Total		3,000
Two individual hotels acquired in 2016 | Favorable lease agreements
Acquisitions
Intangible assets		¥ 5,004
Two individual hotels acquired in 2016 | Individual hotel
Acquisitions
Number of acquisitions | item		2
Two individual hotels acquired in 2017
Acquisitions
Current assets				8,018
Property and equipment				33,965
Current liabilities				(65,614)
Deferred tax liabilities				(7,877)
Total				0
Two individual hotels acquired in 2017 | Favorable lease agreements
Acquisitions
Intangible assets				¥ 31,508
Two individual hotels acquired in 2017 | Individual hotel
Acquisitions
Number of acquisitions | item	2